EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (2,166.2)	R$ (1,954.6)
Others
Total	(1,982.8)	(2,166.2)	R$ (1,954.6)
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(6,591.3)	(6,282.7)	(6,397.5)
Recognized in the income statement
Service costs	(37.8)	(43.3)	(24.1)
Interest costs	(383.7)	(382.1)	(413.4)
Interest income
Administrative costs
Curtailments, settlements and other
Subtotal	(421.5)	(425.4)	(437.5)
Included in the comprehensive income for the period.
Gains/(losses) on settlements or reductions in benefits	3.9	3.7	2.5
Actuarial gains/(losses) - demographic assumptions			11.5
Actuarial gains/(losses) - financial assumptions	32.3	253.1	(297.0)
Experience adjustments	(147.0)	85.7	91.2
Effects of exchange differences	387.7	(750.7)	216.7
Expected return, excluding interest income
Subtotal	276.9	(408.2)	24.9
Others
Contributions by plan participants	(4.4)	(4.8)	(4.2)
Reclassifications	9.9	0.3
Contributions by employer
Transfers
Benefits paid, excluding administrative costs	556.2	529.5	531.6
Subtotal	561.7	525.0	527.4
Total	(6,174.2)	(6,591.3)	(6,282.7)
Plan assets [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	4,943.5	4,604.6	4,543.3
Recognized in the income statement
Service costs
Interest costs
Interest income	316.6	281.3	318.1
Administrative costs	(9.2)	(8.3)	(5.2)
Curtailments, settlements and other	4.0	3.5	(4.8)
Subtotal	311.4	276.5	308.1
Included in the comprehensive income for the period.
Gains/(losses) on settlements or reductions in benefits
Actuarial gains/(losses) - demographic assumptions
Actuarial gains/(losses) - financial assumptions
Experience adjustments
Effects of exchange differences	(250.8)	450.9	(102.0)
Expected return, excluding interest income	86.5	(103.6)	101.7
Subtotal	(164.3)	347.3	(0.3)
Others
Contributions by plan participants	4.4	4.6	4.6
Reclassifications
Contributions by employer	236.5	240.3	280.5
Transfers	(42.4)
Benefits paid, excluding administrative costs	(555.3)	(529.8)	(531.6)
Subtotal	(356.8)	(284.9)	(246.5)
Total	4,733.8	4,943.5	4,604.6
Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(367.6)	(182.6)	(163.3)
Recognized in the income statement
Service costs
Interest costs	(40.5)	(16.8)	(16.2)
Interest income
Administrative costs
Curtailments, settlements and other
Subtotal	(40.5)	(16.8)	(16.2)
Included in the comprehensive income for the period.
Gains/(losses) on settlements or reductions in benefits
Actuarial gains/(losses) - demographic assumptions
Actuarial gains/(losses) - financial assumptions	10.5	(168.2)	(3.1)
Experience adjustments
Effects of exchange differences
Expected return, excluding interest income
Subtotal	10.5	(168.2)	(3.1)
Others
Contributions by plan participants
Reclassifications
Contributions by employer
Transfers
Benefits paid, excluding administrative costs
Subtotal
Total	(397.6)	(367.6)	(182.6)
Net Defined Benefit Liability Assets [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(2,015.4)	(1,860.7)	(2,017.5)
Recognized in the income statement
Service costs	(37.8)	(43.3)	(24.1)
Interest costs	(424.2)	(398.9)	(429.6)
Interest income	316.6	281.3	318.1
Administrative costs	(9.2)	(8.3)	(5.2)
Curtailments, settlements and other	4.0	3.5	(4.8)
Subtotal	(150.6)	(165.7)	(145.6)
Included in the comprehensive income for the period.
Gains/(losses) on settlements or reductions in benefits	3.9	3.7	2.5
Actuarial gains/(losses) - demographic assumptions			11.5
Actuarial gains/(losses) - financial assumptions	42.8	84.9	(300.1)
Experience adjustments	(147.0)	85.7	91.2
Effects of exchange differences	136.9	(299.8)	114.7
Expected return, excluding interest income	86.5	(103.6)	101.7
Subtotal	123.1	(229.1)	21.5
Others
Contributions by plan participants		(0.2)	0.4
Reclassifications	9.9	0.3
Contributions by employer	236.5	240.3	280.5
Transfers	(42.4)
Benefits paid, excluding administrative costs	0.9	(0.3)
Subtotal	204.9	240.1	280.9
Total	R$ (1,838.0)	R$ (2,015.4)	R$ (1,860.7)